Equity Financing Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 28, 2014
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	41,506,175
Proceeds from issuance of ordinary shares		$ 186.3	$ 0	$ 0
Ownership percentage	100.00%
Shares Issued, Price Per Share					$ 13.00
Noncontrolling interest repurchase	20.00%
Net proceeds from issuance of private placements	87.3
Payments for Fees	6.3
Proceeds from Issuance of Debt	210.0	210.0
Repayments of Related Party Debt	215.2
Initial public offering [Member]
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	7,200,000
Proceeds from issuance of ordinary shares	85.9
Payments of Stock Issuance Costs	7.7
Over-allotment [Member]
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	1,080,000
Proceeds from issuance of ordinary shares	13.1
Payments of Stock Issuance Costs	0.9
Samsung Fine Chemicals Co., Ltd.
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	7,200,000
Proceeds from Issuance of Private Placement	93.6
Ownership percentage	17.30%
Samsung Electronics Co., Ltd.
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	2,425,578
Proceeds from Issuance of Private Placement	$ 31.5
Ownership percentage	5.80%
SunEdison, Inc.
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	23,560,251
Ownership percentage	56.80%
Public
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	8,280,000
Ownership percentage	20.00%
Other
equity financing transactions [Line Items]
Stock Issued During Period, Shares, New Issues	40,346
Ownership percentage	0.10%